TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

High Atlas Project in Morocco

In 2018, the Company’s geologists identified a project opportunity in the high Atlas Mountains of Morocco. There is no modern geophysical coverage and no drilling on the property. In 2019, the Company signed an MOU with ONHYM (Office National des Hydrocarbons et des Mines), a government entity and single largest current permit holder in Morocco. Through this alliance, the Company was given access to confidential exploration data to develop nickel projects in the High Atlas Region of Morocco. In November and December 2021, the Company lodged applications for five permits in Morocco. In December, three of the five permits were awarded to the Company with the decision on the fourth and fifth permit pending.

During the year ended December 31, 2021, the Company spend a total of $26,652 (December 31, 2020 – $31,630) on the project and recorded it as property investigation expense in the consolidated statements of comprehensive loss.

7.	TRADE PAYABLES AND ACCRUED LIABILITIES

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020
Trade payables	401	290
Amounts due to related parties (Note 10)	33	28
Accrued liabilities	46	44
	480	362

Notes to the Consolidated Financial Statements

For the year ended December 31, 2021

(Expressed in Canadian dollars)